INCOME TAX - Additional Information (Details) - HKD ($) $ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2018
Hong Kong
Disclosure Of Income Tax Expense Credit [Line Items]
Corporate tax rate	16.50%		8.25%
Unincorporated tax rate	15.00%		7.50%
Taxable profits	$ 2
PRC
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable income tax rate	25.00%	25.00%
PRC | Antelope Holdings (Chengdu) Co., Ltd
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable income tax rate	2.50%	2.50%
PRC | Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable income tax rate	2.50%	2.50%